STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Stock Options Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares of common stock	2,730,963		2,730,963	874,056
Stock-based compensation expense	$ 166,391	$ 131,294	$ 659,435	$ 367,062
Number of options granted during period	0		1,922,626
Unrecognized stock-based compensation	1,004,959
Unrecognized stock-based compensation, period for recognition	2 years 6 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Lapse Rights, Percentage			25.00%
Intrinsic value of stock options exercisable	438,267		588,901
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			36 months
Stock-based compensation expense	141,498	4,796	339,415	19,472
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	183	1,576	25,951	6,542
Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under the plan					8,100,000
Options to purchase shares of common stock					1,045,419
Equity Incentive Plan 2014 [Member] | Employee And Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted during period			1,922,626
Equity Incentive Plan 2014 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance	4,919,694		4,938,742
Stock Incentive Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares of common stock					948,567
Stock Incentive Plan 2009 [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under the plan						3,200,437
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation			1,048,104
Unrecognized stock-based compensation, period for recognition			2 years 10 months 17 days
Employee Stock Option [Member] | Employee And Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average, stock price (in dollars per share)			$ 1.03
Risk-free interest rate (as a percent)			1.65%
Expected dividend yield (as a percent)			0.00%
Expected term			6 years
Volatility rate (as a percent)			99.00%
Grant date fair value of options granted (in dollars per share)			$ 0.63
Employee Stock Option [Member] | Two Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares vested			77,148
Stock-based compensation expense			63,262
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation	$ 81,096		$ 76,545
Unrecognized stock-based compensation, period for recognition	1 year 4 months 28 days		1 year 9 months 29 days